UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                -------------
Check here if Amendment [ ]; Amendment Number:
                                                -------------
     This Amendment (Check only one.):      [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 420
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

     /S/ MARK D. LERNER             BALTIMORE, MARYLAND               8/14/03
     ------------------             -------------------              --------
        [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:
                                        0
Number of Other Included Managers:      -------------------

Form 13F Information Table Entry Total: 45
                                        -------------------
Form 13F Information Table Value Total: $507,954
                                        -------------------
                                        (thousands)


We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Securities Exchange Act of 1934.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



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


                                                 FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
AOL Time Warner         Common     00184A105   17,392   1,080,900    SH            SOLE                    SOLE

Aether Systems, Inc.    Common     00808V105    6,410   1,308,214    SH            SOLE                    SOLE

Allen Telecom           Common     018091108   13,522     818,500    SH            SOLE                    SOLE

Altria Group            Common     02209S103   23,206     510,700    SH            SOLE                    SOLE

Altria Group            Common     02209S103    4,544     100,000    SH    PUT     SOLE                                        NONE

Amgen, Inc.             Common     031162100    5,803      86,644    SH            SOLE                    SOLE

Apple Computer          Common     037833100    2,103     110,000    SH            SOLE                    SOLE

Bristol Meyers Squibb   Common     110122108   10,317     380,000    SH            SOLE                    SOLE

Bristol Meyers Squibb   Common     110122108    1,358      50,000    SH    CALL    SOLE                                        NONE

Canada Life             Common     135113108   31,105     933,359    SH            SOLE                    SOLE

Caremark RX, Inc.       Common     141705103   50,579   1,969,600    SH            SOLE                    SOLE

Carnival Corp. ADR      Common     14365C103    1,970      64,696    SH            SOLE                    SOLE

Carnival Corp.          Common     143658300   11,470     376,697    SH            SOLE                    SOLE

Constar International   Common     21036U107      759     100,000     SH           SOLE                    SOLE

CVS Corp.               Common     126650100    4,485     160,000     SH           SOLE                    SOLE

Dime Bancorp Lit Wts    Common     25429Q110      242   1,615,000     SH           SOLE                    SOLE



                                                 FORM 13F INFORMATION TABLE


   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
Disney (Walt) Holdings  Common     254687106    5,666     286,900    SH            SOLE                    SOLE

Dreyers Grand Ice Crm   Common     261877104   15,885     202,300    SH            SOLE                    SOLE

Expedia, Inc.           Common     302125109    1,528      20,000    SH            SOLE                    SOLE

First Virginia Banks    Common     337477103    2,794      64,800    SH            SOLE                    SOLE

Freddie Mac             Common     313400301   43,921     865,100    SH            SOLE                    SOLE

Freddie Mac             Common     313400301   20,866     411,000    SH       PUT  SOLE                                        NONE

Freddie Mac             Common     313400301    5,585     110,000    SH       PUT  SOLE                                        NONE

Gemstar TV Guide        Common     36866W106      127      25,000    SH            SOLE                    SOLE

HSBC Holdings           Common     404280406   23,597     399,200    SH            SOLE                    SOLE

Insignia Financial      Common     45767A105    1,984     178,600    SH            SOLE                    SOLE

J.D. Edwards            Common     281667105      215      15,000    SH            SOLE                    SOLE

Jacuzzi Brands          Common     469865109    2,503     473,200    SH            SOLE                    SOLE

Kraft Foods             Common     50075N104    3,092      95,000    SH            SOLE                    SOLE

Liberty Media Ser A     Common     530718105   12,580   1,088,216    SH            SOLE                    SOLE

Lucent Tech 8% Conv     Preferred  549463305    1,002       1,000    SH            SOLE                    SOLE



                                                 FORM 13F INFORMATION TABLE


   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7             COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    -------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED     NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------     ----
Nasdaq 100 Trust        Common     631100104      749      25,000    SH            SOLE                    SOLE

Nextwave Telecom        Common     65332M103    3,356   1,316,100    SH            SOLE                    SOLE

Northrop Grumman        Common     666807102   69,410     804,385    SH            SOLE                    SOLE

P G & E Corp            Common     69331C108      865      40,900    SH            SOLE                    SOLE

Precise Sftwr Sol. Ltd  Common     M41450103   17,591     918,310    SH            SOLE                    SOLE

Quest Diagnostics       Common     74834L100      306       4,790    SH            SOLE                    SOLE

Rite Aid                Common     767754104      668     150,000    SH            SOLE                    SOLE

Sequenom, Inc.          Common     817337108      256      94,300    SH            SOLE                    SOLE

Speechworks Int'l       Common     84764M101    2,058     437,920    SH            SOLE                    SOLE

Sports Authority        Common     849176102    1,883     176,000    SH            SOLE                    SOLE

Terra Networks          Common     88100W103      101      16,500    SH            SOLE                    SOLE

Tyco International      Common     902124106   47,983   2,528,100    SH            SOLE                    SOLE

Vivendi Universal       Common     92851S204    1,385      75,092    SH            SOLE                    SOLE

Warnaco Group           Common     934390402   34,733   2,582,413    SH            SOLE                    SOLE
